JPMorgan Income ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 35.0%
Aerospace & Defense — 0.5%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	647,000	647,685
8.75%, 11/15/2030 (a)	690,000	740,365
7.25%, 7/1/2031 (a)	316,000	322,591
7.00%, 6/1/2032 (a) (b)	305,000	306,112
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	250,000	230,370
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	662,000	710,168
TransDigm, Inc.
6.38%, 3/1/2029 (a)	2,709,000	2,703,123
6.63%, 3/1/2032 (a)	591,000	592,752
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	179,000	184,783
		6,437,949
Automobile Components — 1.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	1,400,000	1,359,007
7.00%, 4/15/2028 (a)	225,000	229,739
8.25%, 4/15/2031 (a)	190,000	197,885
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	50,000	48,072
5.88%, 6/1/2029 (a)	900,000	885,414
3.75%, 1/30/2031 (a)	815,000	706,225
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	93,000	92,493
6.88%, 7/1/2028	625,000	620,304
5.00%, 10/1/2029	540,000	491,654
Clarios Global LP
6.75%, 5/15/2025 (a)	165,000	164,989
6.25%, 5/15/2026 (a)	2,370,000	2,367,963
8.50%, 5/15/2027 (a)	1,660,000	1,670,637
Cooper-Standard Automotive, Inc. 13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	702,250	750,800
Dana, Inc.
5.38%, 11/15/2027	240,000	233,225
5.63%, 6/15/2028	385,000	372,470
4.25%, 9/1/2030	190,000	165,104
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	80,000	69,105
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,769,000	2,546,487
5.25%, 7/15/2031	180,000	162,758
Icahn Enterprises LP 6.25%, 5/15/2026	855,000	833,725
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (a)	538,000	544,495
		14,512,551
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	525,000	560,189
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g) (h)	700,000	685,781

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (g)	1,400,000	1,389,214
Bank of America Corp. (3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (g)	4,185,000	4,037,259
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (d) (g)	600,000	626,393
BBVA Bancomer SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (d) (g) (h)	400,000	369,000
BNP Paribas SA (France) (SOFR + 1.59%), 5.50%, 5/20/2030 (a) (g)	580,000	577,498
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (g)	4,678,000	4,691,103
5.13%, 1/18/2028 (a)	725,000	718,837
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (g)	95,000	93,743
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	100,000	94,080
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (g)	200,000	200,487
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (g)	290,000	306,282
(SOFR + 1.46%), 5.55%, 3/4/2030 (g)	1,410,000	1,410,164
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	200,000	168,068
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (d) (e) (f) (g)	200,000	197,189
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (g)	720,000	739,009
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (g)	315,000	317,475
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (g)	950,000	984,616
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	162,000	153,107
(SOFR + 1.07%), 5.71%, 4/22/2028 (g)	4,620,000	4,651,623
		22,971,117
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	400,000	348,011
Broadline Retail — 0.2%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	2,015,000	2,003,621
Nordstrom, Inc. 4.25%, 8/1/2031	135,000	119,215
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	192,837	154,429
9.75%, 10/1/2027 (a)	22,913	22,913
		2,300,178
Building Products — 0.7%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	150,000	145,084
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	340,000	319,603
6.38%, 6/15/2032 (a)	1,050,000	1,046,103
6.38%, 3/1/2034 (a)	305,000	298,998
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,095,000	2,098,650
Griffon Corp. 5.75%, 3/1/2028	85,000	82,165

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	200,000	187,398
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	475,000	471,847
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	175,000	159,505
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,525,000	3,358,074
4.38%, 7/15/2030 (a)	570,000	508,657
Summit Materials LLC 7.25%, 1/15/2031 (a)	299,000	308,299
		8,984,383
Capital Markets — 0.5%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	65,000	55,551
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (e) (f) (g)	95,000	93,538
(SOFR + 1.08%), 5.80%, 8/10/2026 (g)	1,150,000	1,150,779
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (f) (g)	390,000	406,291
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (f) (g)	1,225,000	1,258,583
Nasdaq, Inc. 5.35%, 6/28/2028	1,160,000	1,165,892
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (f) (g)	3,110,000	3,142,372
		7,273,006
Chemicals — 1.3%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	500,000	482,592
3.38%, 2/15/2029 (a)	1,775,000	1,582,675
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	800,000	592,750
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	400,000	372,930
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	219,129
Chemours Co. (The)
5.75%, 11/15/2028 (a)	2,695,000	2,466,542
4.63%, 11/15/2029 (a)	105,000	89,544
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	865,000	787,118
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	500,000	495,635
7.50%, 4/15/2029 (a)	400,000	403,852
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	200,000	210,854
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	2,935,000	2,811,576
8.50%, 11/15/2028 (a)	245,000	259,839
4.25%, 5/15/2029 (a)	50,000	43,866
9.00%, 2/15/2030 (a)	296,000	313,116
OCP SA (Morocco)
5.13%, 6/23/2051 (h)	800,000	592,872
7.50%, 5/2/2054 (a)	200,000	199,335
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	19,450
4.50%, 10/15/2029	2,500,000	2,249,261
4.00%, 4/1/2031	230,000	196,585

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	9,000	7,346
5.13%, 4/1/2029 (a)	220,000	92,970
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	1,645,000	1,579,720
5.63%, 8/15/2029 (a)	1,655,000	1,522,625
		17,592,182
Commercial Services & Supplies — 1.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,305,000	1,157,619
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	1,020,000	926,439
4.88%, 7/15/2032 (a)	180,000	162,441
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	58,000	57,966
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,635,000	1,563,225
Brink's Co. (The) 4.63%, 10/15/2027 (a)	405,000	386,662
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	663,124
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	290,000	275,579
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	1,155,000	1,127,571
5.13%, 12/15/2026 (a)	50,000	49,052
4.00%, 8/1/2028 (a)	1,265,000	1,156,716
4.38%, 8/15/2029 (a)	90,000	82,131
6.75%, 1/15/2031 (a)	403,000	411,067
Madison IAQ LLC 4.13%, 6/30/2028 (a)	2,950,000	2,733,527
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	800,000	794,338
3.38%, 8/31/2027 (a)	1,955,000	1,793,766
Stericycle, Inc. 3.88%, 1/15/2029 (a)	250,000	226,991
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	180,000	184,849
		13,753,063
Communications Equipment — 0.2%
Ciena Corp. 4.00%, 1/31/2030 (a)	150,000	134,349
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,575,000	1,405,687
8.25%, 3/1/2027 (a)	710,000	330,789
4.75%, 9/1/2029 (a)	625,000	450,000
		2,320,825
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (h)	477,257	356,153
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	90,000	83,617
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (h)	571,422	605,707
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (h)	400,000	339,000
Pike Corp. 8.63%, 1/31/2031 (a)	130,000	136,926
Weekley Homes LLC 4.88%, 9/15/2028 (a)	150,000	137,378
		1,658,781

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	150,000	156,119
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	339,838
3.00%, 10/29/2028	810,000	731,840
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	1,140,000	1,113,484
4.38%, 5/1/2026 (a)	700,000	679,861
6.38%, 5/4/2028 (a)	365,000	370,100
5.75%, 3/1/2029 (a)	2,060,000	2,045,507
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,755,000	1,711,681
4.69%, 6/9/2025	200,000	197,844
5.13%, 6/16/2025	600,000	595,508
3.38%, 11/13/2025	200,000	193,095
4.39%, 1/8/2026	600,000	586,100
6.95%, 6/10/2026	200,000	203,569
4.54%, 8/1/2026	200,000	194,502
4.27%, 1/9/2027	725,000	696,680
4.13%, 8/17/2027	5,505,000	5,220,494
7.20%, 6/10/2030	200,000	209,359
6.05%, 3/5/2031	3,080,000	3,066,575
OneMain Finance Corp.
7.13%, 3/15/2026	1,130,000	1,146,587
3.88%, 9/15/2028	1,015,000	902,866
		20,205,490
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	3,040,000	2,930,028
5.88%, 2/15/2028 (a)	1,655,000	1,626,344
3.50%, 3/15/2029 (a)	1,010,000	900,827
4.88%, 2/15/2030 (a)	540,000	505,115
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	1,715,000	1,671,517
4.25%, 8/1/2029 (a)	1,420,000	1,290,369
Rite Aid Corp.
7.50%, 7/1/2025 (a) (i)	248,000	121,520
8.00%, 11/15/2026 (a) (i)	225,000	112,500
US Foods, Inc.
6.88%, 9/15/2028 (a)	160,000	162,800
4.75%, 2/15/2029 (a)	1,284,000	1,205,215
4.63%, 6/1/2030 (a)	326,000	299,359
		10,825,594
Containers & Packaging — 0.9%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	1,420,000	1,207,355
5.25%, 8/15/2027 (a)	1,225,000	719,687

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
LABL, Inc. 6.75%, 7/15/2026 (a)	2,340,000	2,312,372
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	2,945,000	3,000,543
9.25%, 4/15/2027 (a)	235,000	234,032
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	750,000	744,681
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	3,570,000	3,331,856
TriMas Corp. 4.13%, 4/15/2029 (a)	65,000	58,831
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (j)	650,000	640,820
8.50%, 8/15/2027 (a) (j)	250,000	249,442
		12,499,619
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	405,000	409,047
Diversified Consumer Services — 0.2%
Service Corp. International 3.38%, 8/15/2030	1,990,000	1,706,029
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	414,000	424,225
		2,130,254
Diversified REITs — 0.1%
VICI Properties LP
3.75%, 2/15/2027 (a)	395,000	373,984
4.50%, 1/15/2028 (a)	150,000	143,568
3.88%, 2/15/2029 (a)	675,000	619,564
4.63%, 12/1/2029 (a)	37,000	34,630
		1,171,746
Diversified Telecommunication Services — 2.0%
Altice France SA (France)
8.13%, 2/1/2027 (a)	400,000	308,327
5.13%, 7/15/2029 (a)	250,000	167,664
5.50%, 10/15/2029 (a)	400,000	268,350
CCO Holdings LLC
5.00%, 2/1/2028 (a)	615,000	567,834
5.38%, 6/1/2029 (a)	3,760,000	3,368,088
6.38%, 9/1/2029 (a)	1,340,000	1,254,166
4.75%, 3/1/2030 (a)	6,656,000	5,669,942
4.50%, 8/15/2030 (a)	6,187,000	5,140,815
4.25%, 2/1/2031 (a)	2,124,000	1,712,019
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,465,000	1,426,551
5.00%, 5/1/2028 (a)	1,235,000	1,153,473
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,820,000	2,652,566
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	745,000	446,173
11.00%, 11/15/2029 (a)	850,000	871,398
4.50%, 4/1/2030 (a)	450,000	255,368
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	839,375	539,772

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.13%, 4/15/2030 (a)	895,240	572,506
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	43,000	38,125
		26,413,137
Electric Utilities — 0.8%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (h)	200,000	140,125
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	191,188
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (h)	200,000	191,580
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (h)	400,000	335,000
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (h)	700,000	696,500
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	200,000	197,500
6.38%, 5/15/2043 (h)	200,000	175,250
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (h)	185,960	176,546
NRG Energy, Inc.
6.63%, 1/15/2027	20,000	19,979
5.75%, 1/15/2028	3,315,000	3,251,617
5.25%, 6/15/2029 (a)	175,000	166,922
3.63%, 2/15/2031 (a)	690,000	591,263
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (h)	180,934	165,498
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (h)	200,000	194,437
Vistra Operations Co. LLC
5.13%, 5/13/2025 (a)	284,000	282,619
5.63%, 2/15/2027 (a)	970,000	954,441
5.00%, 7/31/2027 (a)	2,578,000	2,493,282
6.88%, 4/15/2032 (a)	400,000	402,597
		10,626,344
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 4/15/2028	410,000	416,211
6.30%, 2/15/2030	219,000	224,194
6.40%, 4/15/2033	97,000	99,844
		740,249
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,662,000	1,549,785
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	2,995,000	2,584,045
		4,133,830
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	475,000	476,871
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (h)	171,358	155,786
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	285,000	284,362
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	236,000	235,908
6.88%, 1/15/2029 (a)	225,000	223,008
Transocean, Inc.
8.25%, 5/15/2029 (a)	386,000	385,950

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
8.75%, 2/15/2030 (a)	283,500	295,756
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	330,000	332,970
		2,390,611
Entertainment — 0.5%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	175,000	172,494
6.50%, 5/15/2027 (a)	2,295,000	2,306,964
4.75%, 10/15/2027 (a)	3,755,000	3,557,588
3.75%, 1/15/2028 (a)	165,000	151,603
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	682,784
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	293,000	259,589
3.88%, 7/15/2030 (a)	172,000	152,031
		7,283,053
Financial Services — 0.5%
Block, Inc.
3.50%, 6/1/2031	1,860,000	1,593,189
6.50%, 5/15/2032 (a)	866,000	874,047
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (g)	500,000	503,134
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	515,000	491,503
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,124,000	1,212,636
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	355,000	330,254
3.63%, 3/1/2029 (a)	1,633,000	1,460,422
		6,465,185
Food Products — 0.5%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	2,330,000	2,095,505
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (a)	300,000	313,050
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	343,000	335,132
5.50%, 12/15/2029 (a)	262,000	249,553
4.63%, 4/15/2030 (a)	2,820,000	2,560,736
6.25%, 2/15/2032 (a)	711,000	706,783
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	194,500
		6,455,259
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	415,000	401,275
5.75%, 5/20/2027	745,000	710,277
9.38%, 6/1/2028 (a)	322,000	330,091
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	150,000	136,462
		1,578,105
Ground Transportation — 0.7%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	260,000	249,590

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
4.75%, 4/1/2028 (a)	1,775,000	1,613,567
8.00%, 2/15/2031 (a)	915,000	902,723
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	180,000	162,229
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	130,000	100,934
5.00%, 12/1/2029 (a)	2,775,000	1,832,610
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	105,000	96,269
RXO, Inc. 7.50%, 11/15/2027 (a)	350,000	357,875
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (a)	600,000	593,472
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	1,855,000	1,889,316
4.50%, 8/15/2029 (a)	865,000	815,460
XPO, Inc. 6.25%, 6/1/2028 (a)	425,000	423,717
		9,037,762
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,080,000	2,898,327
Hologic, Inc.
4.63%, 2/1/2028 (a)	175,000	168,021
3.25%, 2/15/2029 (a)	1,699,000	1,516,930
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,960,000	2,694,123
6.25%, 4/1/2029 (a)	530,000	530,107
5.25%, 10/1/2029 (a)	1,575,000	1,484,715
		9,292,223
Health Care Providers & Services — 1.5%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	200,000	179,885
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	440,000	427,847
5.00%, 4/15/2029 (a)	185,000	174,397
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,819,000	1,822,247
5.63%, 3/15/2027 (a)	780,000	738,778
6.00%, 1/15/2029 (a)	740,000	662,622
5.25%, 5/15/2030 (a)	300,000	249,031
4.75%, 2/15/2031 (a)	310,000	244,770
10.88%, 1/15/2032 (a) (b)	360,000	371,968
DaVita, Inc.
4.63%, 6/1/2030 (a)	410,000	367,312
3.75%, 2/15/2031 (a)	2,375,000	1,993,106
Encompass Health Corp.
4.50%, 2/1/2028	1,480,000	1,398,140
4.75%, 2/1/2030	1,020,000	944,057
4.63%, 4/1/2031	405,000	366,061
McKesson Corp. 5.25%, 2/15/2026	395,000	393,576
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	724,000	638,935
Tenet Healthcare Corp.
6.25%, 2/1/2027	362,000	361,708

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.13%, 11/1/2027	4,120,000	4,014,512
4.63%, 6/15/2028	3,235,000	3,074,387
6.13%, 6/15/2030	453,000	448,996
6.75%, 5/15/2031 (a)	694,000	700,356
		19,572,691
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	1,150,000	1,117,117
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	3,295,000	3,159,675
4.50%, 2/15/2029 (a)	230,000	213,629
		3,373,304
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,445,000	1,342,400
4.00%, 10/15/2030 (a)	555,000	482,929
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	375,000	346,331
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	435,000	443,479
4.63%, 10/15/2029 (a)	380,000	343,298
7.00%, 2/15/2030 (a)	690,000	697,453
6.50%, 2/15/2032 (a)	386,000	381,697
Carnival Corp. 5.75%, 3/1/2027 (a)	55,000	53,987
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,165,000	2,343,913
Cedar Fair LP 5.25%, 7/15/2029	730,000	687,671
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (a)	1,055,000	955,997
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,415,000	1,377,821
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	150,000	136,004
MGM Resorts International
5.75%, 6/15/2025	605,000	603,408
4.63%, 9/1/2026	255,000	247,371
5.50%, 4/15/2027	90,000	88,514
6.50%, 4/15/2032	550,000	537,798
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	913,000	960,923
9.25%, 1/15/2029 (a)	215,000	229,014
6.25%, 3/15/2032 (a)	322,000	320,532
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	985,000	965,782
6.63%, 5/1/2032 (a)	444,000	444,324
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15,000	15,020
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,020,000	949,809
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (h)	200,000	189,125
5.00%, 1/15/2029 (h)	200,000	174,182
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	293,000	294,917

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (h)	200,000	187,063
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,405,000	3,202,210
		19,002,972
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	535,000	530,754
Newell Brands, Inc.
4.88%, 6/1/2025	140,000	138,029
5.70%, 4/1/2026 (j)	2,660,000	2,626,534
6.87%, 4/1/2036 (j)	250,000	221,981
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	3,135,000	2,811,234
		6,328,532
Household Products — 0.3%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	587,032
4.13%, 10/15/2030	475,000	420,635
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,017,000	938,189
4.38%, 3/31/2029 (a)	1,712,000	1,521,871
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	620,000	619,669
3.88%, 3/15/2031 (a)	540,000	497,067
		4,584,463
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (a)	965,000	897,045
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (h)	420,000	422,362
		1,319,407
IT Services — 0.0% ^
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	155,000	154,855
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	700,000	697,480
Mattel, Inc. 5.88%, 12/15/2027 (a)	530,000	528,063
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	185,000	181,771
		1,407,314
Machinery — 0.2%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	150,000	134,863
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,165,000	1,199,844
Esab Corp. 6.25%, 4/15/2029 (a)	330,000	330,756
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	129,234
Terex Corp. 5.00%, 5/15/2029 (a)	80,000	75,240
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	192,947
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	150,000	154,569
Wabash National Corp. 4.50%, 10/15/2028 (a)	150,000	135,374
		2,352,827
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (h)	403,180	377,225

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — 3.8%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,312,637
2.80%, 4/1/2031	2,500,000	2,039,859
6.65%, 2/1/2034	50,000	50,640
5.38%, 4/1/2038	100,000	86,538
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,322,000	2,193,593
7.75%, 4/15/2028 (a)	632,000	545,083
9.00%, 9/15/2028 (a)	2,062,000	2,146,142
CSC Holdings LLC
5.38%, 2/1/2028 (a)	300,000	210,689
6.50%, 2/1/2029 (a)	3,160,000	2,138,127
Directv Financing LLC 5.88%, 8/15/2027 (a)	3,000,000	2,817,037
DISH DBS Corp.
5.88%, 11/15/2024	8,261,000	7,866,413
7.75%, 7/1/2026	1,835,000	1,166,904
5.25%, 12/1/2026 (a)	604,000	480,981
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,217,000	2,224,343
GCI LLC 4.75%, 10/15/2028 (a)	453,000	411,270
Gray Television, Inc.
7.00%, 5/15/2027 (a)	585,000	516,276
10.50%, 7/15/2029 (a)	1,079,000	1,071,844
4.75%, 10/15/2030 (a)	1,669,000	949,472
5.38%, 11/15/2031 (a)	1,273,000	706,964
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,040,000	795,892
5.25%, 8/15/2027 (a)	2,945,000	1,626,848
Lamar Media Corp. 4.88%, 1/15/2029	340,000	323,855
Midcontinent Communications 5.38%, 8/15/2027 (a)	190,000	181,687
News Corp.
3.88%, 5/15/2029 (a)	1,940,000	1,760,362
5.13%, 2/15/2032 (a)	180,000	167,503
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	3,185,000	3,006,267
4.75%, 11/1/2028 (a)	1,220,000	1,076,053
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	1,200,000	1,083,414
4.63%, 3/15/2030 (a)	175,000	155,568
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	340,000	230,578
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,950,000	1,851,871
4.00%, 7/15/2028 (a)	1,550,000	1,387,502
5.50%, 7/1/2029 (a)	2,500,000	2,321,913
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,260,000	1,153,339
TEGNA, Inc. 5.00%, 9/15/2029	1,670,000	1,467,577
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	2,160,000	2,127,415

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
7.38%, 6/30/2030 (a)	345,000	326,933
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	1,890,000	1,847,820
		51,827,209
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	200,000	197,674
6.13%, 5/15/2028 (a)	200,000	199,594
7.13%, 3/15/2031 (a)	965,000	987,009
ATI, Inc.
5.88%, 12/1/2027	375,000	368,226
4.88%, 10/1/2029	25,000	23,362
7.25%, 8/15/2030	175,000	179,150
Big River Steel LLC 6.63%, 1/31/2029 (a)	55,000	54,789
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	1,120,000	1,109,584
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (h)	400,000	385,125
Novelis Corp.
4.75%, 1/30/2030 (a)	2,164,000	1,999,352
3.88%, 8/15/2031 (a)	496,000	424,660
		5,928,525
Oil, Gas & Consumable Fuels — 4.4%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (h)	247,499	240,771
5.75%, 6/15/2033 (a)	250,000	197,500
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	600,000	593,170
5.75%, 1/15/2028 (a)	2,380,000	2,328,248
5.38%, 6/15/2029 (a)	710,000	680,477
Antero Resources Corp.
8.38%, 7/15/2026 (a)	20,000	20,600
7.63%, 2/1/2029 (a)	424,000	436,766
5.38%, 3/1/2030 (a)	860,000	823,080
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	467,000	466,896
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (h)	500,000	507,900
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	1,015,000	1,058,465
7.38%, 3/15/2032 (a)	315,000	318,645
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	264,000	266,768
7.25%, 7/15/2032 (a)	182,000	185,432
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	75,000	70,763
Buckeye Partners LP
3.95%, 12/1/2026	1,462,000	1,390,631
4.13%, 12/1/2027	195,000	180,840
4.50%, 3/1/2028 (a)	230,000	214,950
California Resources Corp. 7.13%, 2/1/2026 (a)	100,000	100,505
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	2,870,000	2,877,531

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Chord Energy Corp. 6.38%, 6/1/2026 (a)	775,000	773,757
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	665,000	697,909
8.63%, 11/1/2030 (a)	1,290,000	1,379,890
8.75%, 7/1/2031 (a)	692,000	738,789
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	390,000	397,086
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	140,000	135,420
5.88%, 1/15/2030 (a)	2,235,000	2,060,203
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	1,450,000	1,535,153
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	2,130,000	1,947,781
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	140,000	145,785
4.63%, 11/2/2031	100,000	80,950
8.88%, 1/13/2033	480,000	491,400
8.38%, 1/19/2036	252,000	245,228
Enbridge, Inc. (Canada) Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (g)	305,000	316,331
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,160,000	1,182,625
Energian Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (h)	300,000	284,625
5.38%, 3/30/2028 (h)	50,000	45,131
Energy Transfer LP
5.75%, 4/1/2025	125,000	124,922
5.63%, 5/1/2027 (a)	535,000	533,345
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (g)	1,000,000	1,041,040
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	123,000	122,921
6.50%, 7/1/2027 (a)	1,155,000	1,164,687
5.50%, 7/15/2028	525,000	514,794
7.50%, 6/1/2030 (a)	210,000	221,782
4.75%, 1/15/2031 (a)	390,000	358,133
Genesis Energy LP
8.00%, 1/15/2027	1,675,000	1,707,026
8.25%, 1/15/2029	137,000	140,352
7.88%, 5/15/2032	233,000	233,445
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (h)	200,000	197,625
Greenko Wind Projects Mauritius Ltd. (India) 5.50%, 4/6/2025 (h)	200,000	196,625
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	280,000	283,838
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	2,005,000	1,992,351
5.13%, 6/15/2028 (a)	55,000	52,984
4.25%, 2/15/2030 (a)	540,000	490,824
Howard Midstream Energy Partners LLC
6.75%, 1/15/2027 (a)	90,000	90,076
8.88%, 7/15/2028 (a)	150,000	157,415
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	887,000	864,371

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (h)	450,000	441,000
6.50%, 6/30/2027 (h)	150,000	142,313
6.75%, 6/30/2030 (h)	50,000	45,625
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (h)	200,000	195,625
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	621,000	632,145
8.38%, 2/15/2032 (a)	314,000	319,793
NuStar Logistics LP
6.00%, 6/1/2026	180,000	178,279
5.63%, 4/28/2027	615,000	605,740
6.38%, 10/1/2030	685,000	682,923
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	250,000	252,168
5.88%, 7/1/2029 (a)	405,000	396,891
9.88%, 7/15/2031 (a)	1,290,000	1,427,298
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (h)	1,500,000	1,267,500
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	600,000	357,000
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	200,000	196,302
6.88%, 10/16/2025	400,000	396,250
4.50%, 1/23/2026	200,000	189,236
6.88%, 8/4/2026	250,000	243,850
6.50%, 3/13/2027	400,000	377,360
5.35%, 2/12/2028	300,000	264,600
5.95%, 1/28/2031	330,000	267,119
10.00%, 2/7/2033	1,450,000	1,460,150
6.38%, 1/23/2045	410,000	269,062
7.69%, 1/23/2050	2,100,000	1,524,390
Range Resources Corp.
8.25%, 1/15/2029	1,333,000	1,384,971
4.75%, 2/15/2030 (a)	193,000	179,008
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	240,000	233,309
4.80%, 5/15/2030 (a)	150,000	137,017
SM Energy Co.
5.63%, 6/1/2025	293,000	291,869
6.75%, 9/15/2026	520,000	519,200
6.63%, 1/15/2027	320,000	318,138
6.50%, 7/15/2028	175,000	174,419
Southwestern Energy Co.
8.38%, 9/15/2028	160,000	165,201
5.38%, 2/1/2029	565,000	543,371
5.38%, 3/15/2030	695,000	668,525
Sunoco LP
7.00%, 5/1/2029 (a)	225,000	229,750
4.50%, 5/15/2029	815,000	747,880
4.50%, 4/30/2030	685,000	618,284

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	90,000	88,123
5.50%, 1/15/2028 (a)	920,000	877,510
6.00%, 12/31/2030 (a)	570,000	537,191
6.00%, 9/1/2031 (a)	180,000	168,591
Targa Resources Partners LP 6.50%, 7/15/2027	285,000	286,715
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (g)	100,000	91,449
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	1,592,000	1,627,015
9.50%, 2/1/2029 (a)	435,000	471,767
9.88%, 2/1/2032 (a)	435,000	466,448
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	66,000	67,014
		58,931,941
Passenger Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,750,000	2,724,013
5.75%, 4/20/2029 (a)	770,000	744,640
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	217,652	217,860
United Airlines, Inc. 4.38%, 4/15/2026 (a)	920,000	886,476
		4,572,989
Personal Care Products — 0.3%
Coty, Inc.
5.00%, 4/15/2026 (a)	629,000	619,613
4.75%, 1/15/2029 (a)	255,000	240,032
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,710,000	2,634,538
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	450,000	433,564
		3,927,747
Pharmaceuticals — 0.7%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	1,065,000	992,271
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,490,000	2,348,294
5.75%, 8/15/2027 (a)	715,000	564,850
5.00%, 2/15/2029 (a)	450,000	231,750
5.25%, 1/30/2030 (a)	70,000	35,525
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	75,000	73,411
3.13%, 2/15/2029 (a)	215,000	205,097
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	233,125
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (j)	620,000	625,096
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	259,000	265,480
Organon & Co.
4.13%, 4/30/2028 (a)	2,040,000	1,884,313
5.13%, 4/30/2031 (a)	1,500,000	1,325,561
		8,784,773
Professional Services — 0.0% ^
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	150,000	151,417

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	253,000	173,603
5.25%, 4/15/2030 (a)	315,000	205,572
		379,175
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	365,000	364,958
Entegris, Inc.
4.38%, 4/15/2028 (a)	190,000	177,730
4.75%, 4/15/2029 (a)	750,000	711,603
5.95%, 6/15/2030 (a)	1,640,000	1,614,322
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,290,000	1,177,965
Synaptics, Inc. 4.00%, 6/15/2029 (a)	150,000	134,335
		4,180,913
Software — 0.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	175,000	173,413
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,185,000	1,075,195
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,315,000	2,120,047
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	4,390,000	4,076,198
RingCentral, Inc. 8.50%, 8/15/2030 (a)	295,000	308,701
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,715,000	2,658,960
		10,412,514
Specialized REITs — 0.1%
Iron Mountain, Inc. 5.00%, 7/15/2028 (a)	145,000	137,591
SBA Communications Corp. 3.88%, 2/15/2027	1,285,000	1,216,269
		1,353,860
Specialty Retail — 1.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	90,000	85,008
4.63%, 11/15/2029 (a)	2,060,000	1,895,235
4.75%, 3/1/2030	95,000	87,122
Bath & Body Works, Inc.
7.50%, 6/15/2029	135,000	138,604
6.75%, 7/1/2036	115,000	114,441
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	795,000	687,989
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	1,370,000	1,220,214
4.38%, 1/15/2031 (a)	180,000	158,591
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	310,366
PetSmart, Inc. 4.75%, 2/15/2028 (a)	4,065,000	3,775,183
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,163,000	1,044,917
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	1,801,000	1,790,636
6.13%, 7/1/2029 (a)	70,000	71,077
6.00%, 12/1/2029 (a)	349,000	354,167

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Staples, Inc.
7.50%, 4/15/2026 (a)	2,300,000	2,299,590
10.75%, 9/1/2029 (a) (b)	1,600,000	1,548,170
		15,581,310
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	520,000	475,981
8.25%, 12/15/2029 (a)	415,000	443,931
8.50%, 7/15/2031 (a)	67,000	71,478
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	605,000	531,663
8.88%, 11/30/2029 (a)	418,000	404,868
		1,927,921
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	150,000	147,303
Trading Companies & Distributors — 1.0%
Air Lease Corp. 5.85%, 12/15/2027	540,000	545,857
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	1,464,000	1,510,390
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,260,000	1,230,138
Imola Merger Corp. 4.75%, 5/15/2029 (a)	3,390,000	3,155,365
United Rentals North America, Inc. 4.88%, 1/15/2028	1,956,000	1,882,966
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	2,515,000	2,513,931
7.25%, 6/15/2028 (a)	980,000	998,317
6.38%, 3/15/2029 (a)	663,000	665,427
6.63%, 3/15/2032 (a)	385,000	386,869
		12,889,260
Wireless Telecommunication Services — 0.0% ^
Altice France Holding SA 10.50%, 5/15/2027 (a)	400,000	147,997
Millicom International Cellular SA (Guatemala) 5.13%, 1/15/2028 (h)	180,000	170,766
Sprint LLC 7.13%, 6/15/2024	25,000	25,004
United States Cellular Corp. 6.70%, 12/15/2033	150,000	157,886
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (g)	100,000	84,656
		586,309
Total Corporate Bonds (Cost $472,990,979)		471,139,546
Commercial Mortgage-Backed Securities — 23.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.14%, 8/10/2035 (a) (k)	935,000	883,838
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	500,000	483,050
Series 2015-200P, Class C, 3.60%, 4/14/2033 (a) (k)	1,000,000	961,096
Series 2015-200P, Class D, 3.60%, 4/14/2033 (a) (k)	2,507,500	2,390,089
Banc of America Re-Remic Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	3,000,000	1,730,347
BANK
Series 2022-BNK39, Class XA, IO, 0.42%, 2/15/2055 (k)	8,046,314	208,020

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	700,000	477,391
Series 2020-BN28, Class XA, IO, 1.76%, 3/15/2063 (k)	4,116,501	348,258
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	320,000	178,828
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (k)	5,800,000	5,921,276
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,798,239	5,927,191
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	851,358
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (k)	4,500,000	262,601
Series 2023-C20, Class XA, IO, 0.85%, 7/15/2056 (k)	13,284,660	705,911
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (k)	1,350,000	1,407,888
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (k)	2,900,000	3,200,477
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (k)	4,350,000	4,545,815
Benchmark Mortgage Trust
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	720,245
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	701,910
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (k)	800,000	748,101
Series 2022-B37, Class A5, 5.75%, 11/15/2055 (k)	604,000	621,612
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (k)	200,000	205,712
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	446,450
Series 2024-V5, Class C, 6.97%, 1/10/2057 (k)	300,000	305,755
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (k)	3,705,000	3,704,975
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (k)	3,600,000	3,775,423
BMO Mortgage Trust
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,681,757
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (k)	6,280,000	6,495,539
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (k)	3,310,000	3,515,788
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,582,031
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,442,261
Series 2024-5C3, Class C, 6.86%, 2/15/2057 (k)	700,000	706,238
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (k)	2,300,000	2,400,568
BX Series 2021-MFM1, Class A, 6.13%, 1/15/2034 (a) (k)	536,383	533,714
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 6.16%, 10/15/2036 (a) (k)	337,457	334,934
Series 2021-VINO, Class A, 6.08%, 5/15/2038 (a) (k)	259,542	257,596
Series 2021-ACNT, Class A, 6.28%, 11/15/2038 (a) (k)	801,702	798,228
Series 2024-MF, Class A, 6.76%, 2/15/2039 (a) (k)	1,970,000	1,973,078
Series 2024-MF, Class B, 7.01%, 2/15/2039 (a) (k)	800,000	798,750
BX Trust Series 2022-LBA6, Class A, 6.32%, 1/15/2039 (a) (k)	155,000	154,324
CD Mortgage Trust
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (k)	580,000	510,931
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	3,800,000	2,016,012
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (k)	3,588,000	3,505,897
Series 2018-C5, Class XA, IO, 0.67%, 6/10/2051 (k)	1,470,970	33,981
Series 2018-C6, Class XA, IO, 0.75%, 11/10/2051 (k)	2,062,700	57,814
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	2,275,000
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (k)	4,082,000	3,750,787

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.71%, 2/10/2047 (k)	2,967,820	2,702,716
Series 2014-CR15, Class C, 3.98%, 2/10/2047 (k)	1,000,000	940,000
Series 2014-UBS5, Class C, 4.57%, 9/10/2047 (k)	2,300,000	2,109,623
Series 2015-CR22, Class D, 4.07%, 3/10/2048 (a) (k)	500,000	420,075
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (a) (k)	3,000,000	2,532,824
Series 2015-PC1, Class B, 4.28%, 7/10/2050 (k)	65,000	61,482
CSAIL Commercial Mortgage Trust Series 2015-C2, Class C, 4.17%, 6/15/2057 (k)	4,250,000	3,754,344
ELM Trust Series 2024-ELM, Class C10, 1.00%, 6/10/2027 ‡ (a) (b) (k)	1,885,000	1,884,294
FHLMC
Series K-153, Class X1, IO, 0.44%, 12/25/2032 (k)	16,498,670	548,437
Series 2023-MN7, Class M1, 8.92%, 9/25/2043 (a) (k)	896,847	914,227
Series 2023-MN7, Class B1, 14.17%, 9/25/2043 (a) (k)	500,000	535,706
Series 2024-MN8, Class M1, 8.17%, 5/25/2044 (a) (k)	2,300,000	2,311,157
Series 2024-MN8, Class M2, 9.57%, 5/25/2044 (a) (k)	1,000,000	1,009,884
Series 2024-MN8, Class B1, 12.67%, 5/25/2044 (a) (k)	1,200,000	1,217,021
FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (k)	2,000,000	109,379
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (k)	2,000,000	116,021
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	2,500,000	352,216
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (k)	5,600,000	398,118
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (k)	18,000,000	4,047,791
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.82%, 7/25/2041 (a) (k)	200,000	166,887
Series 2021-MN1, Class M2, 9.07%, 1/25/2051 (a) (k)	3,000,000	3,013,244
Series 2021-MN3, Class M2, 9.32%, 11/25/2051 (a) (k)	4,700,000	4,732,736
Series 2021-MN3, Class B1, 12.17%, 11/25/2051 (a) (k)	1,750,000	1,695,898
FHLMC, Multifamily Structured Pass-Through Certificates Series K-1514, Class X3, IO, 2.77%, 10/25/2034 (k)	13,043,739	2,596,740
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (k)	5,504,536	35,677
Series K738, Class X1, IO, 1.51%, 1/25/2027 (k)	44,229,008	1,351,311
Series K063, Class X3, IO, 2.08%, 2/25/2027 (k)	11,342,000	576,310
Series K740, Class X1, IO, 0.74%, 9/25/2027 (k)	15,669,473	317,766
Series K072, Class X1, IO, 0.36%, 12/25/2027 (k)	15,183,108	168,622
Series K742, Class X1, IO, 0.77%, 3/25/2028 (k)	2,754,309	53,174
Series K742, Class X3, IO, 2.59%, 4/25/2028 (k)	5,000,000	434,110
Series K743, Class X1, IO, 0.92%, 5/25/2028 (k)	1,644,815	50,613
Series K078, Class X1, IO, 0.08%, 6/25/2028 (k)	62,068,713	279,446
Series K745, Class X1, IO, 0.67%, 8/25/2028 (k)	15,877,977	367,370
Series K082, Class X1, IO, 0.01%, 9/25/2028 (k)	195,888,942	505,237
Series K083, Class X1, IO, 0.03%, 9/25/2028 (k)	131,837,969	417,821
Series K086, Class X1, IO, 0.24%, 11/25/2028 (k)	51,141,796	518,373
Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	751,485	64,728
Series K091, Class X1, IO, 0.56%, 3/25/2029 (k)	8,765,748	203,589
Series K096, Class X3, IO, 2.04%, 7/25/2029 (k)	8,380,000	709,024
Series K100, Class X1, IO, 0.65%, 9/25/2029 (k)	54,626,507	1,557,702
Series K101, Class X3, IO, 1.89%, 10/25/2029 (k)	20,000,000	1,712,552
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	5,000,000	482,687
Series K104, Class X1, IO, 1.12%, 1/25/2030 (k)	9,276,146	462,957

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K107, Class X1, IO, 1.59%, 1/25/2030 (k)	10,815,877	779,559
Series K109, Class X1, IO, 1.58%, 4/25/2030 (k)	18,750,805	1,364,805
Series K110, Class X1, IO, 1.69%, 4/25/2030 (k)	8,823,349	669,503
Series K114, Class X1, IO, 1.11%, 6/25/2030 (k)	2,114,696	114,444
Series K115, Class X1, IO, 1.32%, 6/25/2030 (k)	7,939,633	500,788
Series K119, Class X1, IO, 0.93%, 9/25/2030 (k)	7,321,616	332,182
Series K120, Class X1, IO, 1.03%, 10/25/2030 (k)	21,659,078	1,085,687
Series K123, Class X1, IO, 0.77%, 12/25/2030 (k)	18,363,256	712,437
Series K129, Class X3, IO, 3.16%, 5/25/2031 (k)	8,000,000	1,367,862
Series K131, Class X1, IO, 0.73%, 7/25/2031 (k)	11,966,535	497,573
Series K-152, Class A1, 3.78%, 1/25/2032	1,188,079	1,122,677
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,499,265
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (k)	1,186,163	50,103
Series K-1512, Class X3, IO, 3.16%, 10/25/2034 (k)	2,500,000	571,307
Series Q012, Class X, IO, 4.07%, 9/25/2035 (k)	402,311	66,361
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (k)	10,485,773	678,296
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (k)	45,185,860	1,678,890
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (k)	4,500,000	953,348
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (k)	3,000,000	821,062
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (k)	1,000,000	260,817
Series K044, Class X3, IO, 1.50%, 1/25/2043 (k)	90,000,000	779,220
Series K067, Class X3, IO, 2.11%, 9/25/2044 (k)	15,000,000	899,745
Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	12,000,000	715,573
Series K060, Class X3, IO, 1.90%, 12/25/2044 (k)	11,950,000	494,501
Series K062, Class X3, IO, 2.08%, 1/25/2045 (k)	14,999,876	723,906
Series K730, Class X3, IO, 2.03%, 2/25/2045 (k)	25,000,000	313,218
Series K065, Class X3, IO, 2.19%, 7/25/2045 (k)	8,509,531	502,648
Series K066, Class X3, IO, 2.16%, 8/25/2045 (k)	25,000,000	1,516,150
Series K071, Class X3, IO, 2.01%, 11/25/2045 (k)	8,700,000	536,057
Series K085, Class X3, IO, 2.31%, 12/25/2045 (k)	1,850,000	157,127
Series K097, Class X3, IO, 2.02%, 9/25/2046 (k)	3,000,000	262,836
Series K082, Class X3, IO, 2.21%, 10/25/2046 (k)	10,000,000	846,198
Series K083, Class X3, IO, 2.29%, 11/25/2046 (k)	621,062	53,860
Series K092, Class X3, IO, 2.25%, 5/25/2047 (k)	43,959,013	4,117,737
Series K737, Class X3, IO, 1.77%, 1/25/2048 (k)	11,779,376	467,457
Series K109, Class X3, IO, 3.38%, 5/25/2048 (k)	3,400,000	548,164
Series K121, Class X3, IO, 2.77%, 11/25/2048 (k)	5,000,000	704,941
Series K126, Class X3, IO, 2.63%, 1/25/2049 (k)	12,950,000	1,799,349
Series K124, Class X3, IO, 2.62%, 2/25/2049 (k)	5,000,000	675,199
Series K125, Class X3, IO, 2.65%, 2/25/2049 (k)	16,750,000	2,306,813
Series K741, Class X3, IO, 2.45%, 3/25/2049 (k)	13,766,615	1,008,111
Series K127, Class X3, IO, 2.65%, 3/25/2049 (k)	4,000,000	549,565
Series K743, Class X3, IO, 2.95%, 6/25/2049 (k)	13,000,000	1,253,707
Series K147, Class X3, IO, 3.80%, 6/25/2050 (k)	6,400,000	1,453,809
Series K148, Class X3, IO, 4.15%, 8/25/2054 (k)	17,000,000	4,310,359
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K519, Class AS, 5.78%, 3/25/2029 (k)	3,699,569	3,711,807
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.68%, 2/10/2056 (k)	5,068,603	110,033
FNMA ACES
Series 2020-M3, Class X1, IO, 0.35%, 2/25/2030 (k)	3,440,921	47,828

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-M2, Class X2, IO, 0.21%, 1/25/2032 (k)	2,829,716	34,361
Series 2020-M31, Class AB, 0.50%, 10/25/2032	72,621	58,020
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (k)	1,500,000	1,446,540
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.94%, 9/25/2024 (a) (k)	828,828	824,678
Series 2018-KF45, Class B, 7.39%, 3/25/2025 (a) (k)	675,023	659,729
Series 2018-KF47, Class B, 7.44%, 5/25/2025 (a) (k)	243,085	239,062
Series 2018-KC02, Class B, 4.10%, 7/25/2025 (a) (k)	25,000	23,948
Series 2018-KF53, Class B, 7.49%, 10/25/2025 (k)	24,588	23,982
Series 2019-KF60, Class B, 7.79%, 2/25/2026 (a) (k)	724,394	703,443
Series 2019-KF62, Class B, 7.49%, 4/25/2026 (a) (k)	5,302	5,026
Series 2019-K735, Class B, 4.02%, 5/25/2026 (a) (k)	150,000	144,579
Series 2019-KF72, Class B, 7.54%, 11/25/2026 (a) (k)	730,796	694,767
Series 2017-KF40, Class B, 8.14%, 11/25/2027 (a) (k)	943,700	884,075
Series 2018-KF43, Class B, 7.59%, 1/25/2028 (a) (k)	21,473	20,519
Series 2018-KF50, Class B, 7.34%, 7/25/2028 (a) (k)	3,383	3,214
Series 2018-K84, Class D, PO, 11/25/2028 (a)	3,500,000	2,300,267
Series 2018-KF54, Class B, 7.64%, 11/25/2028 (k)	659,888	612,185
Series 2019-KF59, Class B, 7.79%, 2/25/2029 (a) (k)	675,975	642,734
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	58,732,269	206,908
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,553,597	63,371
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	790,000	501,180
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	37,985
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	12,014,516	46,690
Series 2019-KF67, Class C, 11.44%, 8/25/2029 (a) (k)	2,876,560	2,443,880
Series 2020-KF76, Class B, 8.19%, 1/25/2030 (a) (k)	641,021	603,405
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (a) (k)	300,000	252,959
Series 2022-KF132, Class CS, 11.73%, 2/25/2032 (a) (k)	3,651,796	3,069,428
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	1,300,000	793,799
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	14,388,614	54,139
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	1,600,000	6,348
Series 2023-KF149, Class CS, 11.48%, 12/25/2032 (a) (k)	499,832	513,095
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	64,767,092	405,934
Series 2015-K46, Class C, 3.70%, 4/25/2048 (a) (k)	100,000	97,700
Series 2017-K69, Class D, PO, 10/25/2049 (a)	3,000,000	2,172,199
Series 2017-K724, Class D, PO, 12/25/2049 (a)	68,010	66,989
Series 2017-K62, Class B, 3.88%, 1/25/2050 (a) (k)	415,000	396,473
Series 2018-K730, Class B, 3.79%, 2/25/2050 (a) (k)	200,000	196,587
Series 2019-K91, Class C, 4.26%, 4/25/2051 (a) (k)	250,000	231,205
Series 2019-K92, Class D, PO, 5/25/2052 (a)	4,900,000	3,163,176
Series 2020-K116, Class D, PO, 9/25/2052 (a)	4,500,000	2,446,457
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	59,436,765	248,517
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	12,768,420	57,411
Series 2020-K105, Class D, PO, 3/25/2053 (a)	4,000,000	2,267,626
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	52,037,637	209,347
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	12,000,000	53,011
Series 2020-K122, Class D, PO, 1/25/2054 (a)	4,000,000	2,135,907
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	10,972,469	52,378

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
GNMA
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (k)	1,063,953	913,886
Series 2015-33, IO, 0.25%, 2/16/2056 (k)	47,334,970	369,989
Series 2023-127, IO, 0.42%, 7/16/2057 (k)	95,261,440	1,672,191
Series 2016-165, IO, 0.63%, 12/16/2057 (k)	4,967,465	159,791
Series 2023-108, IO, 0.69%, 8/16/2059 (k)	12,472,274	470,503
Series 2018-9, IO, 0.44%, 1/16/2060 (k)	8,812,917	268,859
Series 2019-109, IO, 0.80%, 4/16/2060 (k)	5,606,654	308,165
Series 2020-184, IO, 0.91%, 11/16/2060 (k)	9,237,199	591,174
Series 2021-17, IO, 1.05%, 1/16/2061 (k)	13,290,349	1,008,799
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (k)	10,345,971	453,121
Series 2021-90, IO, 0.83%, 5/16/2061 (k)	17,766,758	1,078,910
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (k)	2,104,120	104,274
Series 2021-147, IO, 0.99%, 6/16/2061 (k)	7,692,116	552,159
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (k)	6,650,661	301,445
Series 2019-154, IO, 0.58%, 9/16/2061 (k)	7,210,825	290,764
Series 2021-218, IO, 0.96%, 10/16/2061 (k)	6,825,151	486,115
Series 2020-28, IO, 0.82%, 11/16/2061 (k)	5,538,654	309,547
Series 2020-14, IO, 0.59%, 2/16/2062 (k)	555,531	23,280
Series 2020-2, IO, 0.59%, 3/16/2062 (k)	10,337,251	450,657
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (k)	3,507,694	211,050
Series 2020-110, IO, 0.98%, 3/16/2062 (k)	18,916,747	1,264,999
Series 2020-23, IO, 0.66%, 4/16/2062 (k)	154,807	7,199
Series 2020-38, IO, 0.82%, 4/16/2062 (k)	14,898,349	855,548
Series 2020-120, IO, 0.77%, 5/16/2062 (k)	5,755,998	335,007
Series 2020-100, IO, 0.78%, 5/16/2062 (k)	5,674,524	334,200
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (k)	8,826,549	599,351
Series 2020-118, IO, 0.88%, 6/16/2062 (k)	6,372,140	393,349
Series 2020-194, IO, 1.08%, 6/16/2062 (k)	8,360,897	596,006
Series 2020-169, IO, 0.85%, 7/16/2062 (k)	6,292,091	390,601
Series 2020-64, IO, 1.20%, 7/16/2062 (k)	3,570,537	293,882
Series 2020-161, IO, 1.05%, 8/16/2062 (k)	4,959,056	348,297
Series 2020-6, IO, 0.70%, 10/16/2062 (k)	9,740,883	553,959
Series 2021-71, IO, 0.87%, 10/16/2062 (k)	3,591,226	229,308
Series 2021-28, IO, 1.04%, 10/16/2062 (k)	13,696,766	1,010,200
Series 2020-190, IO, 1.05%, 11/16/2062 (k)	8,284,052	618,249
Series 2021-11, IO, 1.02%, 12/16/2062 (k)	8,620,578	608,916
Series 2021-35, IO, 1.03%, 12/16/2062 (k)	3,187,678	233,653
Series 2021-40, IO, 0.82%, 2/16/2063 (k)	3,093,514	188,437
Series 2021-120, IO, 0.99%, 2/16/2063 (k)	6,315,316	452,564
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (k)	3,262,087	171,106
Series 2021-106, IO, 0.86%, 4/16/2063 (k)	4,950,924	324,972
Series 2021-151, IO, 0.92%, 4/16/2063 (k)	7,940,021	546,478
Series 2021-60, IO, 0.83%, 5/16/2063 (k)	2,231,037	133,838
Series 2021-126, IO, 0.85%, 5/16/2063 (k)	9,678,367	635,380
Series 2021-22, IO, 0.98%, 5/16/2063 (k)	7,838,669	538,005
Series 2021-10, IO, 0.99%, 5/16/2063 (k)	4,899,519	348,590
Series 2021-170, IO, 0.99%, 5/16/2063 (k)	11,955,170	851,502
Series 2024-32, IO, 0.71%, 6/16/2063 (k)	47,713,105	2,084,986

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (k)	1,714,980	61,702
Series 2021-133, IO, 0.88%, 7/16/2063 (k)	8,958,730	597,745
Series 2021-61, IO, 1.04%, 8/16/2063 (k)	1,379,571	100,130
Series 2023-15, Class AB, 4.00%, 8/16/2063 (k)	738,306	686,384
Series 2023-179, IO, 0.61%, 9/16/2063 (k)	75,118,498	3,135,822
Series 2021-164, IO, 0.95%, 10/16/2063 (k)	14,776,504	1,063,583
Series 2021-110, IO, 0.87%, 11/16/2063 (k)	5,700,040	376,127
Series 2021-200, IO, 0.88%, 11/16/2063 (k)	1,968,327	134,002
Series 2021-180, IO, 0.91%, 11/16/2063 (k)	8,861,541	614,073
Series 2021-185, IO, 1.10%, 11/16/2063 (k)	1,500,928	122,702
Series 2021-220, IO, 0.83%, 12/16/2063 (k)	11,042,927	693,629
Series 2022-106, IO, 0.69%, 2/16/2064 (k)	2,811,888	164,282
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (k)	7,067,513	311,547
Series 2021-224, IO, 0.78%, 4/16/2064 (k)	1,928,304	122,589
Series 2022-149, IO, 0.45%, 6/16/2064 (k)	13,213,599	567,948
Series 2022-134, IO, 0.51%, 6/16/2064 (k)	2,930,788	130,754
Series 2022-165, IO, 0.59%, 6/16/2064 (k)	9,541,718	504,017
Series 2022-80, IO, 0.59%, 6/16/2064 (k)	1,158,273	54,633
Series 2022-62, IO, 0.62%, 6/16/2064 (k)	1,933,365	98,037
Series 2022-52, IO, 0.77%, 6/16/2064 (k)	9,661,944	523,984
Series 2022-141, IO, 0.78%, 6/16/2064 (k)	2,948,575	200,171
Series 2022-210, IO, 0.70%, 7/16/2064 (k)	3,639,201	222,834
Series 2022-199, IO, 0.76%, 7/16/2064 (k)	3,934,572	248,285
Series 2023-15, IO, 0.92%, 8/16/2064 (k)	1,776,560	129,709
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (k)	4,767,871	291,046
Series 2023-28, IO, 0.86%, 2/16/2065 (k)	7,854,563	546,539
Series 2023-26, IO, 0.97%, 4/16/2065 (k)	4,942,615	345,257
Series 2023-51, IO, 1.12%, 5/16/2065 (k)	11,546,596	946,906
Series 2024-17, IO, 1.06%, 6/16/2065 (k)	12,904,707	999,428
Series 2023-126, IO, 0.88%, 7/16/2065 (k)	8,132,818	588,597
Series 2023-46, IO, 1.15%, 7/16/2065 (k)	4,500,000	357,851
Series 2024-56, IO, 1.04%, 11/16/2065 (k)	7,494,203	585,708
GS Mortgage Securities Corp. II Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (a) (k)	1,000,000	969,874
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	750,000	632,162
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	800,000	485,758
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 7.56%, 10/15/2039 (a) (k)	104,962	104,831
Series 2022-LPF2, Class E, 11.26%, 10/15/2039 (a) (k)	240,000	231,127
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (k)	5,150,000	4,088,472
Series 2015-C31, Class B, 4.62%, 8/15/2048 (k)	3,790,000	3,402,512
Series 2015-C33, Class C, 4.64%, 12/15/2048 (k)	150,000	137,478
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.75%, 3/15/2050 (k)	1,050,000	858,811
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (k)	850,000	753,142
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.89%, 12/15/2046 (a) (k)	1,119,341	987,822
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (k)	4,000,000	3,519,456

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2016-JP3, Class C, 3.42%, 8/15/2049 (k)	3,800,000	3,204,709
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class AS, 4.09%, 6/15/2047	489,525	487,183
Series 2014-C18, Class B, 4.37%, 10/15/2047 (k)	100,000	98,412
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	3,000,000	2,610,700
Series 2016-C31, Class C, 4.26%, 11/15/2049 (k)	100,000	84,045
Series 2015-C23, Class B, 4.14%, 7/15/2050 (k)	900,000	860,687
Morgan Stanley Capital I Trust Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	500,000	342,525
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	400,000	251,143
MSC Trust Series 2021-ILP, Class A, 6.21%, 11/15/2036 (a) (k)	239,209	237,716
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (k)	10,750,000	11,225,231
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (k)	8,976,892	8,968,447
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (k)	13,910,617	13,943,868
Series 2023-01, Class M7, 9.32%, 11/25/2053 (a) (k)	2,493,564	2,579,433
Series 2023-01, Class M10, 11.82%, 11/25/2053 (a) (k)	825,000	899,279
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.69%, 5/15/2039 (a) (k)	2,125,000	2,126,983
Series 2024-DSNY, Class B, 7.04%, 5/15/2039 (a) (k)	4,575,000	4,573,214
UBS Commercial Mortgage Trust Series 2018-C10, Class D, 3.00%, 5/15/2051 (a)	1,000,000	717,924
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (a)	117,975	112,664
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (k)	236,129	225,103
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (k)	485,607	464,864
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	250,000	174,681
Series 2022-C62, Class C, 4.35%, 4/15/2055 (k)	100,000	80,108
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	2,750,000	2,192,197
Series 2014-C21, Class C, 4.23%, 8/15/2047 (k)	2,150,000	1,973,806
Series 2014-C22, Class C, 3.75%, 9/15/2057 (k)	100,000	82,061
Series 2014-C22, Class B, 4.37%, 9/15/2057 (k)	100,000	89,342
Total Commercial Mortgage-Backed Securities (Cost $320,348,964)		321,363,903
Asset-Backed Securities — 18.1%
ACHV ABS TRUST Series 2023-2PL, Class B, 6.88%, 5/20/2030 (a)	211,269	211,536
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	1,030,000	1,033,530
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	500,000	501,713
AIMCO CLO (Cayman Islands) Series 2015-AA, Class BR2, 7.18%, 10/17/2034 (a) (k)	1,700,000	1,704,116
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	3,920	3,971
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	43,250	39,633
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	23,199	23,193
Series 2024-1, Class B, 5.60%, 11/12/2027 (a)	2,400,000	2,391,796
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	2,566,000	2,587,654
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	190,000	187,342
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	267,000	266,327
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	180,815	182,162

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	400,000	398,406
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	395,000	394,936
Series 2023-3, Class C, 6.44%, 10/12/2029 (a)	1,083,000	1,088,176
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,800,000	1,817,188
Series 2024-1, Class C, 5.63%, 1/14/2030 (a)	1,950,000	1,936,512
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	1,330,000	1,342,456
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	2,965,000	2,933,597
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	2,400,000	2,480,013
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	100,000	97,152
Series 2020-SFR3, Class G, 4.99%, 9/17/2037 (a)	1,050,000	1,018,522
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	1,500,000	1,414,235
Apidos CLO (Cayman Islands)
Series 2018-29A, Class A2, 7.14%, 7/25/2030 (a) (k)	1,000,000	1,001,318
Series 2019-31A, Class A1R, 6.69%, 4/15/2031 (a) (k)	1,000,000	1,002,317
Series 2020-33A, Class BR, 7.18%, 10/24/2034 (a) (k)	3,460,000	3,461,498
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.46%, 1/15/2029 (a) (k)	365,379	365,841
Series 2017-43A, Class BR, 7.29%, 7/15/2034 (a) (k)	4,100,000	4,109,163
ARES CLO Ltd. (Cayman Islands) Series 2018-47A, Class B, 7.04%, 4/15/2030 (a) (k)	250,000	249,882
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	461,000	444,790
Series 2022-3A, Class A, 4.62%, 2/20/2027 (a)	943,000	927,109
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	1,207,000	1,197,277
Series 2023-4A, Class A, 5.49%, 6/20/2029 (a)	800,000	797,401
Series 2023-4A, Class C, 7.24%, 6/20/2029 (a)	2,700,000	2,771,516
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	853,000	839,126
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	403,000	397,565
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	376,000	370,510
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class A2R, 7.14%, 10/20/2031 (a) (k)	3,500,000	3,502,940
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 6.82%, 12/26/2031 (a) (k)	255,342	256,024
Series 2024-CAR1, Class D, 7.37%, 12/26/2031 (a) (k)	232,822	233,524
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class B, 6.80%, 8/15/2029	442,000	448,880
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	7,228	7,531
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 8.18%, 12/15/2038 (a) (k)	275,000	262,049
Series 2021-FL7, Class E, 8.83%, 12/15/2038 (a) (k)	265,000	249,123
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class CR, 7.59%, 7/18/2034 (a) (k)	3,250,000	3,248,407
Business Jet Securities LLC Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	2,014,146	2,022,594
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 0.00%, 10/15/2031 (a) (b) (k)	327,065	327,065
Series 2018-1A, Class CR, 0.00%, 10/15/2031 (a) (b) (k)	1,926,600	1,926,600
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 6.55%, 4/17/2031 (a) (k)	703,086	703,480
Series 2012-3A, Class BR2, 7.79%, 1/14/2032 (a) (k)	1,000,000	998,525
Series 2015-4A, Class A2RR, 7.17%, 7/20/2032 (a) (k)	800,000	800,563
Series 2015-4A, Class BRR, 7.77%, 7/20/2032 (a) (k)	1,000,000	997,977
CBAM Ltd. (Cayman Islands) Series 2018-5A, Class B2, 6.98%, 4/17/2031 (a) (k)	2,037,362	2,038,315

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CIFC Funding Ltd. (Cayman Islands)
Series 2014-1A, Class BR2, 6.99%, 1/18/2031 (a) (k)	250,000	250,221
Series 2018-1A, Class B, 6.99%, 4/18/2031 (a) (k)	500,000	500,729
Series 2014-5A, Class A1R2, 6.78%, 10/17/2031 (a) (k)	562,083	562,779
Series 2014-5A, Class BR2, 7.38%, 10/17/2031 (a) (k)	250,000	250,654
Conn's Receivables Funding LLC
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	34,217	34,238
Series 2023-A, Class A, 8.01%, 1/17/2028 (a)	79,208	79,293
Series 2023-A, Class B, 10.00%, 1/17/2028 (a)	508,000	513,392
CoreVest American Finance Trust
Series 2019-1, Class E, 5.52%, 3/15/2052 (a) (k)	300,000	281,177
Series 2019-2, Class E, 5.20%, 6/15/2052 (a) (k)	350,000	306,290
Series 2019-3, Class E, 4.72%, 10/15/2052 (a) (k)	350,000	298,727
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	250,000	251,219
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	700,000	705,404
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	300,000	304,613
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	900,000	900,651
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	391,000	400,102
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	2,250,000	2,269,243
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,467,000	1,491,883
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	805,000	805,253
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	708,000	709,077
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	930,000	939,260
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (a)	292,500	239,980
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.51%, 10/15/2030 (a) (k)	1,346,190	1,348,276
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	1,600,000	1,600,000
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (a)	185,500	181,599
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	255,825	248,317
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,950,000	1,693,489
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (a)	591,000	596,288
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 7.29%, 1/15/2031 (a) (k)	1,000,000	997,500
Series 2018-64A, Class A, 6.56%, 4/18/2031 (a) (k)	927,294	928,667
Series 2018-58A, Class B, 7.08%, 7/17/2031 (a) (k)	250,000	249,997
Series 2019-68A, Class AR, 6.76%, 7/15/2035 (a) (k)	1,790,000	1,793,553
Series 2019-68A, Class BR, 7.29%, 7/15/2035 (a) (k)	1,700,000	1,702,297
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.57%, 4/15/2028 (a) (k)	426,955	427,276
Series 2016-42A, Class BR, 7.14%, 7/15/2030 (a) (k)	1,000,000	999,000
Series 2016-45A, Class BR, 7.29%, 10/15/2030 (a) (k)	1,000,000	1,000,592
Series 2015-41A, Class AR, 6.56%, 4/15/2031 (a) (k)	746,827	748,691
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,502,334
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	467,000	464,201
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	525,000	522,128
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	2,400,000	2,247,871
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,349,000	1,353,770

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-4A, Class B, 7.19%, 10/20/2034 (a) (k)	740,000	741,711
Series 2023-2A, Class C, 8.33%, 4/16/2036 (a) (k)	2,615,000	2,647,350
Series 2024-3A, Class A, 6.85%, 4/18/2037 (a) (k)	2,300,000	2,298,813
Series 2021-3A, Class BR, 7.07%, 7/20/2037 (a) (k)	1,537,000	1,538,751
Series 2021-3A, Class CR, 7.52%, 7/20/2037 (a) (k)	1,080,000	1,078,597
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	2,000,000	1,959,679
Series 2021-2A, Class D, 1.40%, 4/15/2027	2,000,000	1,917,386
Series 2023-1A, Class B, 5.72%, 4/15/2027	149,000	148,844
Series 2023-1A, Class C, 5.82%, 2/15/2028	176,000	175,426
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,827,000	1,832,412
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	750,000	712,703
Series 2023-2A, Class C, 5.75%, 7/17/2028	500,000	497,934
Series 2023-4A, Class C, 6.51%, 8/15/2028	920,000	927,713
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	402,150
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	900,000	843,707
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	167,214
Series 2022-6A, Class D, 8.03%, 4/6/2029	375,000	388,001
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	962,910
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	504,704
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	501,329
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,070,000	1,006,315
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	4,450,000	4,213,459
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	900,000	997,162
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	500,000	478,771
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (a)	133,000	131,945
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	100,000	98,739
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	300,000	283,042
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	429,773	430,784
FREED ABS Trust
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	200,000	194,131
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	86,173	86,178
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	33,586	33,602
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A2RR, 6.98%, 7/24/2030 (a) (k)	1,090,000	1,089,107
Series 2016-22A, Class ARR, 6.79%, 4/16/2034 (a) (k)	2,200,000	2,203,406
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (a)	121,674	121,685
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	650,000	626,235
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	420,000	419,613
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	652,000	661,320
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	2,500,000	2,363,537
Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2017-2A, Class AR, 6.50%, 11/20/2030 (a) (k)	622,782	623,360
GoldenTree Loan Opportunities XII Ltd. (Cayman Islands) Series 2016-12A, Class CR, 7.54%, 7/21/2030 (a) (k)	1,000,000	998,046
Hertz Vehicle Financing III LLC Series 2023-4A, Class D, 9.44%, 3/25/2030 (a)	1,500,000	1,496,815
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	1,000,000	971,808

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	400,000	398,432
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	292,000	291,327
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	595,000	595,828
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	1,600,000	1,596,578
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	4,200,000	4,193,500
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 9.62%, 4/20/2037 (a) (k)	195,500	189,161
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	202,850	193,276
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	391,953	373,397
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 7.19%, 7/20/2031 (a) (k)	250,000	250,128
Series 40A, Class BR, 7.03%, 10/20/2034 (a) (b) (k)	2,000,000	2,000,000
KKR CLO Trust (Cayman Islands) Series 39A, Class B1, 7.29%, 10/15/2034 (a) (k)	2,500,000	2,515,035
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 6.77%, 4/15/2029 (a) (k)	670,242	670,242
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.66%, 1/20/2031 (a) (k)	329,423	329,997
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	379,111
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	335,732
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	50,000	364,053
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	2,250,000	1,587,913
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	46,486	46,188
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	100,000	96,515
Lendmark Funding Trust Series 2024-1A, Class A, 5.53%, 6/21/2032 (a)	1,950,000	1,948,366
Madison Park Funding Ltd. (Cayman Islands)
Series 2018-28A, Class C, 7.44%, 7/15/2030 (a) (k)	650,000	648,573
Series 2016-20A, Class BR, 7.14%, 7/27/2030 (a) (k)	250,000	250,346
Series 2018-32A, Class A1R, 6.59%, 1/22/2031 (a) (k)	489,863	490,256
Series 2017-23A, Class AR, 6.56%, 7/27/2031 (a) (k)	1,197,553	1,199,476
Series 2019-34A, Class AR, 6.71%, 4/25/2032 (a) (k)	530,000	531,561
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class AR, 6.65%, 4/15/2031 (a) (k)	1,000,000	1,001,629
Series 2016-17A, Class AR2, 6.82%, 4/20/2037 (a) (k)	2,300,000	2,307,887
Series 2016-17A, Class BR2, 7.27%, 4/20/2037 (a) (k)	2,208,000	2,212,847
Series 2024-40A, Class B1, 0.00%, 7/15/2037 (a) (b) (k)	2,900,000	2,900,000
Mariner Finance Issuance Trust Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	500,000	503,524
Marlette Funding Trust
Series 2023-1A, Class A, 6.07%, 4/15/2033 (a)	126,858	126,819
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	700,000	701,931
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	350,000	354,242
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.51%, 10/15/2029 (a) (k)	203,098	203,400
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 7.30%, 4/15/2038 (a) (k)	1,219,000	1,219,000
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.51%, 10/18/2030 (a) (k)	447,455	448,023
Series 2017-26A, Class C, 7.34%, 10/18/2030 (a) (k)	500,000	498,784
Series 2018-29A, Class B1R, 7.13%, 10/19/2031 (a) (k)	1,993,000	1,994,048
New Residential Mortgage LLC Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (a)	438,305	431,176
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	168,000	150,308
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	251,452	237,311

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	132,755	125,203
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	203,376	190,651
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	72,348	67,071
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.82%, 10/17/2030 (a) (k)	2,276,000	2,280,707
Series 2014-6A, Class BR2, 7.22%, 10/17/2030 (a) (k)	1,289,000	1,289,534
Series 2018-15A, Class A1, 6.69%, 7/20/2031 (a) (k)	328,885	329,579
Series 2015-9A, Class A1R2, 6.58%, 1/15/2033 (a) (k)	1,500,000	1,502,445
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-2A, Class A1B, 6.84%, 7/25/2030 (a) (k)	4,500,000	4,498,798
Series 2018-1A, Class A1A, 6.65%, 1/20/2031 (a) (k)	843,867	844,719
Series 2018-1A, Class C, 7.29%, 4/15/2031 (a) (k)	2,000,000	1,994,954
Series 2019-1A, Class BR, 7.17%, 10/25/2032 (a) (k)	2,509,000	2,510,902
Series 2019-1A, Class CR, 7.77%, 10/25/2032 (a) (k)	1,500,000	1,498,065
Series 2019-1A, Class BR, 7.18%, 4/15/2035 (a) (k)	1,000,000	999,071
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	468,000	475,237
OneMain Financial Issuance Trust
Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	42,275	42,144
Series 2023-2A, Class A2, 6.82%, 9/15/2036 (a) (k)	1,780,000	1,809,163
Oportun Issuance Trust Series 2022-2, Class D, 11.34%, 10/9/2029	863,000	836,577
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,499,918	1,309,836
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.72%, 5/21/2034 (a) (k)	510,000	511,108
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class BR, 7.33%, 4/15/2031 (a) (k)	1,858,000	1,859,373
Series 2024-3A, Class A2, 0.00%, 8/8/2032 (a) (b) (k)	1,911,950	1,911,950
Series 2024-3A, Class B, 0.00%, 8/8/2032 (a) (b) (k)	2,000,000	2,000,000
PMT Issuer Trust-FMSR
Series 2021-FT1, Class A, 8.44%, 3/25/2026 (a) (k)	2,600,000	2,626,321
Series 2022-FT1, Class A, 9.51%, 6/25/2027 (a) (k)	1,200,000	1,214,599
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.57%, 5/25/2027 (a) (k)	343,000	347,674
PRET LLC
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (j)	971,845	964,822
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (j)	2,700,000	2,703,806
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (a)	736,000	716,607
PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (j)	1,000,000	964,931
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (j)	85,040	82,632
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	800,000	724,334
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	143,222	143,482
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	124,126	124,585
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	114,578	115,567
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	94,994	97,028
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	1,995,295	1,935,832
Series 2024-1, Class B, 5.23%, 12/15/2028	2,200,000	2,190,236
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	429,918
Series 2022-4, Class C, 5.00%, 11/15/2029	1,130,000	1,112,682
Series 2024-1, Class C, 5.45%, 3/15/2030	1,000,000	994,716
Series 2023-3, Class C, 5.77%, 11/15/2030	220,000	220,621

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-5, Class C, 6.43%, 2/18/2031	1,904,000	1,953,111
Series 2023-6, Class C, 6.40%, 3/17/2031	3,171,000	3,249,158
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	176,943
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,581,770	1,571,754
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,953,083	1,992,198
Series 2024-10A, Class 1, 5.04%, 3/10/2034	3,000,000	2,956,364
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	40,710	40,694
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a) (b)	3,419,000	3,419,000
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 6.94%, 4/16/2031 (a) (k)	1,900,000	1,900,363
Series 2018-19A, Class C, 7.34%, 4/16/2031 (a) (k)	940,000	937,695
Series 2015-16A, Class B1RR, 7.02%, 10/15/2031 (a) (k)	1,236,000	1,236,000
Series 2020-23A, Class AR, 6.61%, 1/15/2034 (a) (k)	571,954	572,581
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	400,000	409,891
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	94,857	95,427
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (a)	101,000	96,561
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	26,597	25,729
Series 2016-1, Class B, 3.65%, 1/7/2026	24,306	23,376
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 19.52%, 2/20/2030 ‡ (a) (k)	287,893	287,893
Series 2022-PT3, Class A, HB, 20.43%, 4/20/2030 ‡ (a) (k)	191,815	190,549
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	1,067,015	1,047,743
Series 2022-2, Class B, 6.10%, 5/20/2032 (a)	250,000	249,480
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375,000	373,398
Series 2021-3A, Class F, 4.25%, 6/15/2028 (a)	2,000,000	1,824,426
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	405,000	404,290
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	437,000	443,690
Series 2024-1A, Class C, 5.65%, 2/15/2029 (a)	735,000	731,718
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	632,000	635,618
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	576,000	575,437
Total Asset-Backed Securities (Cost $243,321,263)		243,273,988
Mortgage-Backed Securities — 11.3%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	1,500,000	1,455,167
Pool # WN2453, 4.62%, 5/1/2028	850,000	834,469
Pool # WN2492, 4.93%, 6/1/2028	1,000,000	988,509
Pool # WN2493, 4.94%, 9/1/2028	900,000	890,699
Pool # WN2435, 3.99%, 7/1/2030	2,070,000	1,971,146
Pool # WN2184, 2.50%, 4/1/2032	330,000	277,606
Pool # WN2266, 3.55%, 10/1/2032	600,000	539,150
Pool # WN2326, 4.45%, 12/1/2032	210,000	201,019
FNMA UMBS, 30 Year
Pool # MA4894, 6.00%, 1/1/2053	849,489	851,804

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA5073, 6.00%, 7/1/2053	411,617	412,392
Pool # MA5192, 6.50%, 11/1/2053	4,136,314	4,204,353
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	638,721
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,191,530
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,471,327
Pool # BS9607, 5.06%, 9/1/2030	162,000	163,263
Pool # BS9738, 4.97%, 10/1/2030	220,000	220,297
Pool # BS3390, 1.69%, 10/1/2031	1,318,425	1,075,735
Pool # BS3377, 1.72%, 10/1/2031	205,000	164,288
Pool # BS4789, 2.17%, 2/1/2032	1,000,000	821,755
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,669,216
Pool # BS4294, 1.97%, 1/1/2034	800,000	625,234
GNMA II, 30 Year
Pool # MA8151, 4.50%, 7/20/2052	30	28
Pool # MA8649, 6.00%, 2/20/2053	422,017	425,064
Pool # MA9109, 7.00%, 8/20/2053	1,776,132	1,815,810
Pool # MA9110, 7.50%, 8/20/2053	395,921	405,036
Pool # MA9243, 6.50%, 10/20/2053	56,582,323	57,484,127
Pool # MA9425, 6.50%, 1/20/2054	4,865,199	4,942,740
Pool # MA9608, 7.00%, 4/20/2054	8,196,786	8,373,719
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2054 (b)	18,783,000	18,631,340
TBA, 6.00%, 6/15/2054 (b)	28,297,000	28,470,252
TBA, 6.50%, 6/15/2054 (b)	6,127,000	6,219,226
TBA, 7.00%, 6/15/2054 (b)	147,000	149,925
Total Mortgage-Backed Securities (Cost $151,782,187)		152,584,947
Collateralized Mortgage Obligations — 5.5%
Angel Oak Mortgage Trust I LLC Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (k)	800,000	731,849
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.84%, 4/25/2046 (k)	144,369	117,883
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (j)	352,720	353,679
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.69%, 6/25/2039 (a) (k)	657,290	701,794
Series 2019-R07, Class 1B1, 8.84%, 10/25/2039 (a) (k)	646,199	671,039
Series 2020-R01, Class 1B1, 8.69%, 1/25/2040 (a) (k)	1,500,000	1,564,531
Series 2022-R01, Class 1M1, 6.32%, 12/25/2041 (a) (k)	1,627,356	1,628,869
Series 2022-R06, Class 1M2, 9.17%, 5/25/2042 (a) (k)	1,100,000	1,168,691
Series 2023-R01, Class 1M1, 7.72%, 12/25/2042 (a) (k)	2,494,586	2,567,510
Series 2023-R02, Class 1M1, 7.62%, 1/25/2043 (a) (k)	259,473	265,979
Series 2023-R02, Class 1M2, 8.67%, 1/25/2043 (a) (k)	550,000	582,193
Series 2023-R02, Class 1B1, 10.87%, 1/25/2043 (a) (k)	350,000	386,149
Series 2023-R04, Class 1M1, 7.62%, 5/25/2043 (a) (k)	999,519	1,025,570
Series 2023-R04, Class 1M2, 8.87%, 5/25/2043 (a) (k)	500,000	536,128
Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (a) (k)	680,000	707,017
Series 2023-R07, Class 2M2, 8.57%, 9/25/2043 (a) (k)	1,500,000	1,572,082
Series 2024-R01, Class 1B1, 8.02%, 1/25/2044 (a) (k)	2,500,000	2,534,761
Series 2024-R02, Class 1M1, 6.42%, 2/25/2044 (a) (k)	557,893	558,820
Series 2024-R02, Class 1M2, 7.12%, 2/25/2044 (a) (k)	460,000	463,714

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-R04, Class 1M2, 6.97%, 5/25/2044 (a) (k)	1,296,000	1,298,430
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (k)	107,537	101,400
FHLMC STACR REMIC Trust
Series 2022-DNA3, Class M1B, 8.22%, 4/25/2042 (a) (k)	499,923	519,792
Series 2022-DNA5, Class M2, 12.07%, 6/25/2042 (a) (k)	6,000,000	6,813,959
Series 2023-DNA1, Class M1A, 7.42%, 3/25/2043 (a) (k)	485,535	495,283
Series 2023-DNA2, Class M1A, 7.42%, 4/25/2043 (a) (k)	1,075,014	1,097,985
Series 2024-DNA1, Class M2, 7.27%, 2/25/2044 (a) (k)	1,500,000	1,518,285
FHLMC STACR Trust Series 2018-DNA3, Class B1, 9.34%, 9/25/2048 (a) (k)	300,000	330,881
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 10.59%, 10/25/2029 (k)	250,000	272,950
Series 2017-DNA3, Class B1, 9.89%, 3/25/2030 (k)	1,550,000	1,665,204
FHLMC, REMIC
Series 5164, Class J, 2.50%, 5/25/2049	1,285,259	1,089,935
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	2,976,206
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 10.94%, 9/25/2029 (k)	2,017,001	2,233,636
Series 2017-C03, Class 1B1, 10.29%, 10/25/2029 (k)	780,000	846,484
Series 2017-C05, Class 1B1, 9.04%, 1/25/2030 (k)	1,090,558	1,143,005
Series 2017-C06, Class 1B1, 9.59%, 2/25/2030 (k)	450,000	478,949
Series 2017-C07, Class 1B1, 9.44%, 5/25/2030 (k)	790,000	859,947
Series 2018-C01, Class 1B1, 8.99%, 7/25/2030 (k)	1,346,000	1,446,674
Series 2018-C03, Class 1B1, 9.19%, 10/25/2030 (k)	3,647,000	3,971,052
Series 2021-R02, Class 2B1, 8.62%, 11/25/2041 (a) (k)	64,000	65,920
FNMA, REMIC
Series 2021-86, Class T, 2.50%, 9/25/2048	1,128,866	970,540
Series 2024-25, Class ZA, 6.00%, 9/25/2053	1,909,500	1,899,438
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,712,375	2,580,529
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (a) (k)	415,151	379,676
GNMA
Series 2014-181, Class SL, IF, IO, 0.17%, 12/20/2044 (k)	461,765	31,796
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	896,535	141,595
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,342,823	205,054
Series 2021-117, Class ES, IF, IO, 0.87%, 7/20/2051 (k)	1,597,707	196,929
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	142,367	22,600
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,850,443	451,649
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	302,385
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	233,209
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (j)	1,160,000	1,168,229
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (j)	500,000	506,318
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (j)	1,550,000	1,573,670
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (j)	750,000	751,394
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (j)	1,600,000	1,606,262
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (j)	3,629,703	3,594,153
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (j)	260,000	259,272
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (k)	113,237	102,385

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (k)	247,759	223,956
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (k)	181,512	166,955
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (j)	551,100	547,612
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (j)	691,754	698,911
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (j)	333,242	334,737
PRET LLC Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (j)	2,366,791	2,353,688
PRPM LLC
Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (j)	573,467	570,811
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (j)	1,096,450	1,097,018
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (j)	899,851	900,376
STACR Trust Series 2018-HRP2, Class B1, 9.64%, 2/25/2047 (a) (k)	600,000	675,750
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	250,000	192,444
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (j)	725,512	719,724
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (j)	549,622	548,302
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (j)	793,983	787,690
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (k)	474,466	461,317
Total Collateralized Mortgage Obligations (Cost $73,524,321)		74,620,609
Foreign Government Securities — 3.7%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	400,000	372,400
7.63%, 5/29/2032 (h)	400,000	342,100
7.30%, 9/30/2033 (h)	200,000	164,306
8.50%, 1/31/2047 (h)	400,000	311,500
8.88%, 5/29/2050 (h)	300,000	242,328
Banque Centrale de Tunisie 5.75%, 1/30/2025 (h)	200,000	188,050
Benin Government Bond
7.96%, 2/13/2038 (a)	680,000	637,894
7.96%, 2/13/2038 (h)	650,000	609,752
Commonwealth of the Bahamas 6.00%, 11/21/2028 (h)	700,000	625,450
Democratic Socialist Republic of Sri Lanka 7.85%, 3/14/2029 (h) (i)	500,000	291,250
Dominican Republic Government Bond
5.50%, 2/22/2029 (h)	350,000	337,422
7.05%, 2/3/2031 (a)	510,000	524,025
7.05%, 2/3/2031 (h)	500,000	513,750
6.00%, 2/22/2033 (a)	150,000	145,219
6.00%, 2/22/2033 (h)	500,000	484,063
6.40%, 6/5/2049 (h)	1,050,000	979,453
5.88%, 1/30/2060 (h)	950,000	800,850
Federal Republic of Nigeria
7.63%, 11/21/2025 (h)	600,000	601,542
6.50%, 11/28/2027 (h)	1,100,000	1,026,938
6.13%, 9/28/2028 (h)	200,000	177,588
7.14%, 2/23/2030 (h)	600,000	528,318
7.88%, 2/16/2032 (h)	500,000	441,125
7.38%, 9/28/2033 (h)	400,000	333,164

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
8.25%, 9/28/2051 (a)	200,000	157,774
8.25%, 9/28/2051 (h)	700,000	552,209
Federative Republic of Brazil 7.13%, 5/13/2054	368,000	359,352
Gabonese Republic
6.95%, 6/16/2025 (h)	1,000,000	942,600
7.00%, 11/24/2031 (h)	300,000	238,827
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (h)	600,000	588,726
5.85%, 7/7/2030 (h)	400,000	368,104
7.38%, 10/10/2047 (h)	600,000	522,366
Islamic Republic of Pakistan
8.25%, 9/30/2025 (h)	400,000	380,263
6.00%, 4/8/2026 (a)	500,000	452,344
6.00%, 4/8/2026 (h)	900,000	814,219
6.88%, 12/5/2027 (h)	1,000,000	875,000
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	467,000	500,857
Kingdom of Bahrain
7.38%, 5/14/2030 (h)	200,000	208,420
5.45%, 9/16/2032 (h)	200,000	184,242
7.50%, 9/20/2047 (h)	600,000	578,754
Kingdom of Morocco 6.50%, 9/8/2033 (h)	400,000	407,830
Republic of Angola
8.25%, 5/9/2028 (h)	800,000	754,072
8.00%, 11/26/2029 (h)	400,000	363,388
8.75%, 4/14/2032 (a)	400,000	357,200
8.75%, 4/14/2032 (h)	400,000	357,200
9.38%, 5/8/2048 (a)	400,000	340,000
9.13%, 11/26/2049 (h)	800,000	667,312
Republic of Armenia 3.60%, 2/2/2031 (h)	400,000	326,540
Republic of Colombia
4.50%, 3/15/2029	200,000	180,900
3.00%, 1/30/2030	200,000	162,200
8.75%, 11/14/2053	779,000	814,444
Republic of Costa Rica
6.13%, 2/19/2031 (h)	200,000	200,100
6.55%, 4/3/2034 (a)	920,000	940,700
7.00%, 4/4/2044 (h)	400,000	406,400
7.30%, 11/13/2054 (a)	565,000	591,308
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (h)	1,400,000	1,362,634
5.75%, 12/31/2032 (h) (j)	74,099	69,098
6.13%, 6/15/2033 (h)	1,200,000	1,066,620
8.25%, 1/30/2037 (a)	1,300,000	1,263,925
Republic of Ecuador 2.50%, 7/31/2040 (h) (j)	1,000,000	466,000
Republic of El Salvador
6.38%, 1/18/2027 (h)	266,000	233,664
8.63%, 2/28/2029 (h)	452,000	393,664
0.25%, 4/17/2030 (a)	1,990,000	59,700
9.25%, 4/17/2030 (a)	1,990,000	1,744,981

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.12%, 1/20/2050 (h)	350,000	221,594
9.50%, 7/15/2052 (h)	350,000	272,781
Republic of Ghana
6.38%, 2/11/2027 (h) (i)	1,700,000	865,487
8.75%, 3/11/2061 (h) (i)	200,000	102,880
Republic of Guatemala 6.60%, 6/13/2036 (a)	700,000	701,312
Republic of Honduras 6.25%, 1/19/2027 (h)	550,000	526,109
Republic of Iraq 5.80%, 1/15/2028 (h)	1,375,000	1,304,339
Republic of Kenya
7.00%, 5/22/2027 (h)	400,000	386,000
9.75%, 2/16/2031 (a)	235,000	234,810
8.00%, 5/22/2032 (h)	200,000	182,250
Republic of Montenegro 7.25%, 3/12/2031 (a)	550,000	553,267
Republic of Namibia 5.25%, 10/29/2025 (h)	200,000	197,076
Republic of Panama 6.40%, 2/14/2035	200,000	187,700
Republic of Paraguay
5.85%, 8/21/2033 (a)	200,000	196,875
6.10%, 8/11/2044 (h)	400,000	379,625
5.40%, 3/30/2050 (a)	1,200,000	1,027,200
Republic of Rwanda 5.50%, 8/9/2031 (a)	700,000	566,209
Republic of Senegal
6.25%, 5/23/2033 (h)	1,000,000	845,910
6.75%, 3/13/2048 (h)	2,200,000	1,603,272
Republic of Serbia 6.50%, 9/26/2033 (a)	200,000	200,000
Republic of South Africa
4.30%, 10/12/2028	500,000	447,438
5.88%, 4/20/2032	200,000	179,750
6.25%, 3/8/2041	100,000	81,438
7.30%, 4/20/2052	200,000	171,500
Republic of Turkey
9.88%, 1/15/2028	300,000	329,250
9.38%, 3/14/2029	200,000	217,584
9.38%, 1/19/2033	200,000	222,818
7.63%, 5/15/2034	764,000	765,834
Republic of Uzbekistan 5.38%, 2/20/2029 (h)	200,000	186,740
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (a)	200,000	206,826
Romania Government Bond 6.38%, 1/30/2034 (a)	172,000	171,456
State of Mongolia
3.50%, 7/7/2027 (h)	200,000	180,375
8.65%, 1/19/2028 (a)	200,000	209,125
4.45%, 7/7/2031 (h)	200,000	169,063
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (h)	600,000	615,000
6.50%, 3/8/2047 (h)	400,000	393,040
6.75%, 1/17/2048 (h)	800,000	802,000
Suriname Government International Bond 7.95%, 7/15/2033 (c) (h)	650,000	594,384

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (a)	400,000	417,348
9.00%, 1/28/2027 (a)	400,000	417,228
Total Foreign Government Securities (Cost $49,276,739)		49,265,317
Loan Assignments — 0.3% (g) (l)
Automobile Components — 0.1%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031 (m)	500,000	503,660
Health Care Providers & Services — 0.1%
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028 (m)	498,728	501,326
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.16%, 2/1/2031	498,718	500,743
Media — 0.0% ^
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	498,737	478,967
Passenger Airlines — 0.0% ^
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028 (m)	470,588	488,433
Software — 0.1%
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 11/28/2028	500,000	501,695
Specialty Retail — 0.0% ^
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	500,000	451,340
Total Loan Assignments (Cost $3,391,529)		3,426,164
Municipal Bonds — 0.0% (a) (k) (n) ^
California — 0.0% ^
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (Cost $600,000)	600,000	619,783
	SHARES
Short-Term Investments — 6.4%
Investment Companies — 6.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (o) (p) (Cost $85,885,976)	85,868,802	85,885,976
Total Investments — 104.2% (Cost $1,401,121,958)		1,402,180,233
Liabilities in Excess of Other Assets — (4.2)%		(56,692,499)
NET ASSETS — 100.0%		1,345,487,734

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CME	Chicago Mercantile Exchange
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $3,591,236 or 0.27% of the Fund’s net
assets as of May 31, 2024.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)	Defaulted security.
(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2024.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 6/25/2054(a)	(22,600,000)	(20,515,492)
TBA, 5.00%, 6/25/2054(a)	(24,000,000)	(23,104,256)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 6/15/2054(a)	(5,300,000)	(4,873,264)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
TBA, 4.50%, 6/15/2054(a)	(9,000,000)	(8,511,822)
(Proceeds received of $57,090,965)		(57,004,834)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	6	09/19/2024	USD	673,781	(2,872)
U.S. Treasury Ultra Bond	9	09/19/2024	USD	1,105,031	(15,699)
U.S. Treasury 2 Year Note	909	09/30/2024	USD	185,265,563	148,953
U.S. Treasury 5 Year Note	2,241	09/30/2024	USD	237,440,953	310,659
					441,041
Short Contracts
U.S. Treasury 10 Year Note	(489)	09/19/2024	USD	(53,285,719)	(8,245)
U.S. Treasury 10 Year Ultra Note	(198)	09/19/2024	USD	(22,234,781)	2,537
U.S. Treasury Long Bond	(229)	09/19/2024	USD	(26,678,500)	54,679
U.S. Treasury Ultra Bond	(243)	09/19/2024	USD	(29,835,844)	422,817
					471,788
					912,829

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	1,894,408,473	USD	12,348,090	HSBC Bank, NA	6/17/2024	(277,970)
JPY	156,778,289	USD	1,008,774	Merrill Lynch International	6/17/2024	(9,870)
Total unrealized depreciation						(287,840)
Net unrealized depreciation						(287,840)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD2,200,000	14,902	(67,721)	(52,819)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.41	USD5,000,000	7,106	(127,150)	(120,044)
							22,008	(194,871)	(172,863)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.33	USD 6,150,000	(430,316)	(48,732)	(479,048)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.33	USD 49,450,000	(3,459,763)	(392,092)	(3,851,855)
						(3,890,079)	(440,824)	(4,330,903)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of May 31, 2024:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	22,008	(172,863)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$241,716,650	$1,557,338	$243,273,988
Collateralized Mortgage Obligations	—	74,159,292	461,317	74,620,609
Commercial Mortgage-Backed Securities	—	317,749,262	3,614,641	321,363,903
Corporate Bonds	—	471,139,546	—	471,139,546
Foreign Government Securities	—	49,265,317	—	49,265,317
Loan Assignments	—	3,426,164	—	3,426,164
Mortgage-Backed Securities	—	152,584,947	—	152,584,947
Municipal Bonds	—	619,783	—	619,783
Short-Term Investments
Investment Companies	85,885,976	—	—	85,885,976
Total Investments in Securities	$85,885,976	$1,310,660,961	$5,633,296	$1,402,180,233
Liabilities
TBA Short Commitment	$—	$(57,004,834)	$—	$(57,004,834)
Total Liabilities in Securities Sold Short	$—	$(57,004,834)	$—	$(57,004,834)
Appreciation in Other Financial Instruments
Futures Contracts	$939,645	$—	$—	$939,645
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(287,840)	—	(287,840)
Futures Contracts	(26,816)	—	—	(26,816)
Swaps	—	(635,695)	—	(635,695)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$912,829	$(923,535)	$—	$(10,706)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$1,913,052	$—	$2,173	$(196)	$—	$(357,691)	$—	$—	$1,557,338
Collateralized Mortgage Obligations	4,085,919	—	37,790	—	—	(25,534)	—	(3,636,858)	461,317
Commercial Mortgage-Backed Securities	1,605,426	—	114,265	9,950	1,885,000	—	—	—	3,614,641
Corporate Bonds	2,031,325	(475,158)	577,835	11,299	559,435	(2,704,736)	—	—	—
Total	$9,635,722	$(475,158)	$732,063	$21,053	$2,444,435	$(3,087,961)	$—	$(3,636,858)	$5,633,296

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $152,759.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$1,443,336	$255,480,117	$171,025,797	$(11,664)	$(16)	$85,885,976	85,868,802	$733,593	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.